Schedule of Company’s Wholly-owned Subsidiaries (Details) - Creek Road Miners Inc [Member]	Dec. 31, 2022
Creak Road Miners Crop [Member].
Attributable interest	100.00%
Wizard Special Events [Member].
Attributable interest	100.00%
Creecal Holdings, LLC [Member]
Attributable interest	100.00%